Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000155941 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BRMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 2,250,587,957
Holdings Count | Holding	812
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,250,587,957
Number of Portfolio Holdings	812
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.8%
Financials	14.6%
Information Technology	12.3%
Consumer Discretionary	11.2%
Health Care	9.6%
Real Estate	6.8%
Utilities	5.9%
Energy	5.9%
Materials	5.2%
Consumer Staples	4.7%
Other*	4.5%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.8%
Western Digital Corp.	0.7%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Corning, Inc.	0.6%
Cummins, Inc.	0.6%
Sandisk Corp.	0.6%
Robinhood Markets, Inc., Class A	0.6%
Vertiv Holdings Co., Class A	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.8%
Western Digital Corp.	0.7%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Corning, Inc.	0.6%
Cummins, Inc.	0.6%
Sandisk Corp.	0.6%
Robinhood Markets, Inc., Class A	0.6%
Vertiv Holdings Co., Class A	0.6%
(b)Excludes short-term securities.
C000163604 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BRMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[2]
Net Assets	$ 2,250,587,957
Holdings Count | Holding	812
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,250,587,957
Number of Portfolio Holdings	812
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.8%
Financials	14.6%
Information Technology	12.3%
Consumer Discretionary	11.2%
Health Care	9.6%
Real Estate	6.8%
Utilities	5.9%
Energy	5.9%
Materials	5.2%
Consumer Staples	4.7%
Other*	4.5%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.8%
Western Digital Corp.	0.7%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Corning, Inc.	0.6%
Cummins, Inc.	0.6%
Sandisk Corp.	0.6%
Robinhood Markets, Inc., Class A	0.6%
Vertiv Holdings Co., Class A	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.8%
Western Digital Corp.	0.7%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Corning, Inc.	0.6%
Cummins, Inc.	0.6%
Sandisk Corp.	0.6%
Robinhood Markets, Inc., Class A	0.6%
Vertiv Holdings Co., Class A	0.6%
(b)Excludes short-term securities.
C000155940 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BRMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.09%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[3]
Net Assets	$ 2,250,587,957
Holdings Count | Holding	812
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,250,587,957
Number of Portfolio Holdings	812
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.8%
Financials	14.6%
Information Technology	12.3%
Consumer Discretionary	11.2%
Health Care	9.6%
Real Estate	6.8%
Utilities	5.9%
Energy	5.9%
Materials	5.2%
Consumer Staples	4.7%
Other*	4.5%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.8%
Western Digital Corp.	0.7%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Corning, Inc.	0.6%
Cummins, Inc.	0.6%
Sandisk Corp.	0.6%
Robinhood Markets, Inc., Class A	0.6%
Vertiv Holdings Co., Class A	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.8%
Western Digital Corp.	0.7%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Corning, Inc.	0.6%
Cummins, Inc.	0.6%
Sandisk Corp.	0.6%
Robinhood Markets, Inc., Class A	0.6%
Vertiv Holdings Co., Class A	0.6%
(b)Excludes short-term securities.
C000159049 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Institutional Shares
Trading Symbol	BITSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[4]
Net Assets	$ 4,308,894,559
Holdings Count | Holding	2,664
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,308,894,559
Number of Portfolio Holdings	2,664
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.3%
Financials	13.1%
Consumer Discretionary	10.3%
Communication Services	10.2%
Industrials	9.8%
Health Care	9.8%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Real Estate	2.2%
Other*	3.5%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.4)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	5.6%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.9%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.3%
Broadcom, Inc.	2.2%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	5.6%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.9%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.3%
Broadcom, Inc.	2.2%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.3%
(b)Excludes short-term securities.
C000159048 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Investor A Shares
Trading Symbol	BASMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$17	0.33%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[5]
Net Assets	$ 4,308,894,559
Holdings Count | Holding	2,664
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,308,894,559
Number of Portfolio Holdings	2,664
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.3%
Financials	13.1%
Consumer Discretionary	10.3%
Communication Services	10.2%
Industrials	9.8%
Health Care	9.8%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Real Estate	2.2%
Other*	3.5%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.4)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	5.6%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.9%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.3%
Broadcom, Inc.	2.2%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	5.6%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.9%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.3%
Broadcom, Inc.	2.2%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.3%
(b)Excludes short-term securities.
C000159050 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Class K Shares
Trading Symbol	BKTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1	0.02%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[6]
Net Assets	$ 4,308,894,559
Holdings Count | Holding	2,664
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,308,894,559
Number of Portfolio Holdings	2,664
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.3%
Financials	13.1%
Consumer Discretionary	10.3%
Communication Services	10.2%
Industrials	9.8%
Health Care	9.8%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Real Estate	2.2%
Other*	3.5%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.4)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	5.6%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.9%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.3%
Broadcom, Inc.	2.2%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	5.6%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.9%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.3%
Broadcom, Inc.	2.2%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.3%
(b)Excludes short-term securities.
C000159053 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BSMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[7]
Net Assets	$ 1,152,612,280
Holdings Count | Holding	2,427
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,152,612,280
Number of Portfolio Holdings	2,427
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	21.4%
Financials	16.0%
Information Technology	14.2%
Health Care	12.5%
Consumer Discretionary	10.4%
Real Estate	6.0%
Materials	5.2%
Energy	4.1%
Consumer Staples	2.9%
Utilities	2.8%
Other*	3.8%
Short-Term Securities	8.8%
Liabilities in Excess of Other Assets	(8.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.1%
iShares Russell 2000 ETF	0.7%
Comfort Systems USA, Inc.	0.5%
iShares Russell Mid-Cap ETF	0.5%
Ciena Corp.	0.5%
Rocket Lab Corp.	0.5%
Coherent Corp.	0.5%
Insmed, Inc.	0.5%
Bloom Energy Corp., Class A	0.4%
EMCOR Group, Inc.	0.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.1%
iShares Russell 2000 ETF	0.7%
Comfort Systems USA, Inc.	0.5%
iShares Russell Mid-Cap ETF	0.5%
Ciena Corp.	0.5%
Rocket Lab Corp.	0.5%
Coherent Corp.	0.5%
Insmed, Inc.	0.5%
Bloom Energy Corp., Class A	0.4%
EMCOR Group, Inc.	0.4%
(b)Excludes short-term securities.
C000159051 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$20	0.37%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[8]
Net Assets	$ 1,152,612,280
Holdings Count | Holding	2,427
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,152,612,280
Number of Portfolio Holdings	2,427
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	21.4%
Financials	16.0%
Information Technology	14.2%
Health Care	12.5%
Consumer Discretionary	10.4%
Real Estate	6.0%
Materials	5.2%
Energy	4.1%
Consumer Staples	2.9%
Utilities	2.8%
Other*	3.8%
Short-Term Securities	8.8%
Liabilities in Excess of Other Assets	(8.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.1%
iShares Russell 2000 ETF	0.7%
Comfort Systems USA, Inc.	0.5%
iShares Russell Mid-Cap ETF	0.5%
Ciena Corp.	0.5%
Rocket Lab Corp.	0.5%
Coherent Corp.	0.5%
Insmed, Inc.	0.5%
Bloom Energy Corp., Class A	0.4%
EMCOR Group, Inc.	0.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.1%
iShares Russell 2000 ETF	0.7%
Comfort Systems USA, Inc.	0.5%
iShares Russell Mid-Cap ETF	0.5%
Ciena Corp.	0.5%
Rocket Lab Corp.	0.5%
Coherent Corp.	0.5%
Insmed, Inc.	0.5%
Bloom Energy Corp., Class A	0.4%
EMCOR Group, Inc.	0.4%
(b)Excludes short-term securities.
C000159052 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BSMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.12%	[9]
Net Assets	$ 1,152,612,280
Holdings Count | Holding	2,427
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,152,612,280
Number of Portfolio Holdings	2,427
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	21.4%
Financials	16.0%
Information Technology	14.2%
Health Care	12.5%
Consumer Discretionary	10.4%
Real Estate	6.0%
Materials	5.2%
Energy	4.1%
Consumer Staples	2.9%
Utilities	2.8%
Other*	3.8%
Short-Term Securities	8.8%
Liabilities in Excess of Other Assets	(8.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.1%
iShares Russell 2000 ETF	0.7%
Comfort Systems USA, Inc.	0.5%
iShares Russell Mid-Cap ETF	0.5%
Ciena Corp.	0.5%
Rocket Lab Corp.	0.5%
Coherent Corp.	0.5%
Insmed, Inc.	0.5%
Bloom Energy Corp., Class A	0.4%
EMCOR Group, Inc.	0.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.1%
iShares Russell 2000 ETF	0.7%
Comfort Systems USA, Inc.	0.5%
iShares Russell Mid-Cap ETF	0.5%
Ciena Corp.	0.5%
Rocket Lab Corp.	0.5%
Coherent Corp.	0.5%
Insmed, Inc.	0.5%
Bloom Energy Corp., Class A	0.4%
EMCOR Group, Inc.	0.4%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.